Supplement to the
Automotive Portfolio
April 29, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Automotive Portfolio has been removed.

AUT-SUM-17-02 1.9881356.101	November 17, 2017